SECURE Act 2.0	12 Months Ended
Dec. 31, 2025
Secure Act 2.0
SECURE Act 2.0

Note 8 - SECURE Act 2.0

In December 2022, SECURE Act 2.0 (“Secure 2.0”) was enacted, and contains numerous significant changes for retirement plans and plan sponsors. Provisions include both required and optional elements, such as increasing the minimum distribution age, and changes to the catch-up contributions for workers between the ages of 60 and 63 with workplace plans. Many of the provisions in SECURE 2.0 were effective in 2024 and 2025, but it will not be completely implemented until 2028. The Company is currently in the process of evaluating the impact of SECURE 2.0 on the Company, Plan and its participants.